Capital and reserves - Earnings (Loss) per share (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Capital and reserves
Profit (loss) attributable to ordinary shareholders	$ 517,961	$ (18,149)	$ (125,653)
Weighted average number of ordinary shares	100,000,000	100,000,000	100,000,000
Effect of share options	4,530,892
Weighted average number of ordinary shares used to calculate diluted earnings (loss) per share	104,530,892	100,000,000	100,000,000
Ordinary shares excluded from the diluted weighted average number of ordinary shares		4,990,000	4,990,000